SECURED PROMISSORY NOTE - Summary of Secured Promissory Notes Activity (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Debt Instrument [Line Items]
Principal Balance, beginning	$ 10,750,000	$ 2,990,583
Note conversions	(350,000)	(45,000)
Note Assignments	0	(2,945,583)
Principal Balance, ending	10,400,000	10,750,000
Less: remaining discount	(2,323,153)	(2,936,952)
BD1
Debt Instrument [Line Items]
Note Assignments		2,160,000
Notes Exchanged		(2,160,000)
Secured Promissory Note Current
Debt Instrument [Line Items]
Principal Balance, beginning	5,800,000	7,172,897
New notes		6,400,000
Note conversions	(5,800,000)	(600,000)
Notes Exchanged		(7,172,897)
Principal Balance, ending		5,800,000
Less: remaining discount		(394,363)
Secured Notes, net of discount		5,405,637
Secured Promissory Note Current | Global Ichiban Convertible Note
Debt Instrument [Line Items]
Principal Balance, beginning	5,800,000	5,012,897
New notes		6,400,000
Note conversions	$ (5,800,000)	(600,000)
Notes Exchanged		(5,012,897)
Principal Balance, ending		5,800,000
Less: remaining discount		(394,363)
Secured Notes, net of discount		5,405,637
Secured Promissory Note Current | St. George Convertible Note
Debt Instrument [Line Items]
Principal Balance, beginning		2,160,000
Note Assignments		$ (2,160,000)